Gains or losses on financial assets and liabilities - Financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Financial assets at fair value through profit or loss	€ 168,148	€ 175,210	€ 161,069
Maximum exposure to credit risk	861,432	943,903	993,412
Financial assets designated at fair value through other comprehensive income	48,717	62,069	57,460
Loans and advances
Financial instruments
Financial assets at fair value through profit or loss	46,589	59,624	56,323
Financial assets designated at fair value through other comprehensive income	45,738	58,883	54,238
Central banks
Financial instruments
Financial assets at fair value through profit or loss	9,481	6,473	9,226
Financial assets designated at fair value through other comprehensive income	9,481	6,473	9,226
Credit institutions
Financial instruments
Financial assets at fair value through profit or loss	12,139	21,649	23,099
Financial assets designated at fair value through other comprehensive income	12,136	21,649	23,097
Customers
Financial instruments
Financial assets at fair value through profit or loss	24,969	31,502	23,998
Financial assets designated at fair value through other comprehensive income	24,121	30,761	21,915
Loans and advances - credit institutions and customers
Financial instruments
Reverse repurchase agreements	25,856
Mortgage backed assets	1,656
Debt instruments
Financial instruments
Financial assets at fair value through profit or loss	41,573	36,402	36,609
Financial assets designated at fair value through other comprehensive income	2,979	3,186	3,222
Spanish and foreign government securities
Financial instruments
Financial assets designated at fair value through other comprehensive income	35,789
Equity instruments
Financial instruments
Financial assets at fair value through profit or loss	12,849	15,787	12,198
Derivatives
Financial instruments
Financial assets at fair value through profit or loss	€ 67,137	€ 63,397	€ 55,939